COLLABORATION ARRANGEMENTS (Details)	1 Months Ended			12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Aug. 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Feb. 28, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative
Revenues				$ 18,111,491	$ 9,292,724	$ 10,175,258
Guilin Sanjin Pharmaceutical Co., Ltd. License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received		$ 1,511,168	¥ 10,000,000
Agreed period for not to grant rights associated with antibodies to third parties		3 years	3 years
Dragon Boat Biopharmaceutical (Shanghai) Limited License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Agreed period for not to grant rights associated with antibodies to third parties				3 years
Revenues				$ 0	0	620,011	¥ 4,000,000
Milestone payment received						620,011	¥ 4,000,000
ADCT Collaboration Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Revenues						225,000
Period for reservation of target right				1 year
Other income						100,000
Exelixis Inc Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received					1,100,000	11,000,000
Revenues				$ 9,600,000	0
Milestone payment received				3,000,000
Payment of upfront-refundable fee									$ 1,100,000	$ 11,000,000
Milestone payments receivable based on development and regulatory milestones										127,500,000
Milestone payments receivable based on sales										$ 262,500,000
Accounts receivable, net						3,000,000
Upfront fee received				5,500,000
Milestone fee received				3,000,000
Exelixis Inc Agreement | Delivery of data packages and achievement of initial target milestone
Collaborative Arrangement and Arrangement Other than Collaborative
Revenues				8,500,000		$ 8,500,000
Exelixis Inc Agreement | Delivery of additional masked antibodies
Collaborative Arrangement and Arrangement Other than Collaborative
Revenues				1,100,000
ADCT Material Transfer and Option Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Revenues					300,000
Payment of upfront-refundable fee								$ 300,000
Sanofi Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received	$ 17,500,000				17,500,000
Revenues				$ 8,507,276	$ 8,992,724
Milestone payments receivable based on development and regulatory milestones	173,500,000
Milestone payments receivable based on sales	$ 450,000,000